Property and Equipment, Net - Summary of Property and Equipment (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Property, Plant and Equipment [Line Items]
Property and equipment	$ 310	$ 255
Less: accumulated depreciation	(228)	(166)
Property and equipment, net	82	89
Computer, Equipment and Software
Property, Plant and Equipment [Line Items]
Property and equipment	155	100
Furniture and Fixtures
Property, Plant and Equipment [Line Items]
Property and equipment	$ 155	$ 155